Currency conversion	6 Months Ended
Jun. 30, 2020
Text block [abstract]
Currency conversion
3.	Currency conversion
The presentation currency of the Group is pounds sterling and the unaudited condensed consolidated interim financial statements have been prepared on this basis. The 2020 unaudited condensed consolidated interim income statement is prepared using, among other currencies, average exchange rates of US$1.2604 to the pound (period ended 30 June 2019: US$1.2938; year ended 31 December 2019: US$1.2765) and €1.1439 to the pound (period ended 30 June 2019: €1.1453; year ended 31 December 2019: €1.1403). The unaudited condensed consolidated interim balance sheet as at 30 June 2020 has been prepared using the exchange rates on that day of US$1.2379 to the pound (30 June 2019: US$1.2695; 31 December 2019: US$1.3263) and €1.1010 to the pound (30 June 2019: €1.1175; 31 December 2019: €1.1813).